Condensed Consolidated Statement of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Common Stock	Preferred Stock	Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 256	$ 2,750	$ 225,584	$ 41,106,793	$ (41,020,933)	$ 314,450
Balance (in Shares) at Dec. 31, 2022	2,561,809	2,750,000
Sales of common stock pursuant to Standby Equity Purchase Agreement				18,765		18,765
Sales of common stock pursuant to Standby Equity Purchase Agreement (in Shares)	2,250
Other sales of common stock	$ 16			546,167		546,183
Other sales of common stock (in Shares)	159,530
Fair value of warrants allocated to proceeds of common stock				303,817		303,817
Fair value of warrants allocated to proceeds of related party debt				221,899		221,899
Fair value of warrants allocated to proceeds of third party debt				15,140		15,140
Fair value of beneficial conversion feature on third party note payable				33,000		33,000
Fair value of warrants issued to pay liability				10,820		10,820
Consultant and director fees payable with common shares and warrants	$ 2		90,298	90,398		180,698
Consultant and director fees payable with common shares and warrants (in Shares)	19,695
Shares and options issued to employees	$ 1		(34,200)	153,122		118,923
Shares and options issued to employees (in Shares)	11,475
Incremental fair value of repriced warrants				4,358		4,358
Shares issued to vendors	$ 1			48,879		48,880
Shares issued to vendors (in Shares)	7,296
Net loss					(1,012,203)	(1,012,203)
Balance at Dec. 31, 2023	$ 276	$ 2,750	281,682	42,553,158	(42,033,136)	804,730
Balance (in Shares) at Dec. 31, 2023	2,762,055	2,750,000
Sales of common stock	$ 5			255,918		255,923
Sales of common stock (in Shares)	51,000
Fair value of warrants allocated to proceeds of common stock				99,077		99,077
Fair value of warrants allocated to proceeds of related party debt				209,943		209,943
Fair value of beneficial conversion feature allocated to proceeds of related party debt				146,405		146,405
Consultant and director fees payable with common shares and warrants			43,437			43,437
Shares and options issued to employees			(270,549)	320,246		49,697
Net loss					(1,387,718)	(1,387,718)
Balance at Mar. 31, 2024	$ 281	$ 2,750	54,570	43,584,747	(43,420,854)	221,494
Balance (in Shares) at Mar. 31, 2024	2,813,055	2,750,000
Balance at Dec. 31, 2023	$ 276	$ 2,750	281,682	42,553,158	(42,033,136)	804,730
Balance (in Shares) at Dec. 31, 2023	2,762,055	2,750,000
Net loss						(4,901,273)
Balance at Sep. 30, 2024	$ 282	$ 2,750	147,509	44,850,949	(46,934,409)	(1,932,919)
Balance (in Shares) at Sep. 30, 2024	2,821,877	2,750,000
Balance at Dec. 31, 2023	$ 276	$ 2,750	281,682	42,553,158	(42,033,136)	804,730
Balance (in Shares) at Dec. 31, 2023	2,762,055	2,750,000
Sales of common stock	$ 6			294,738		294,744
Sales of common stock (in Shares)	59,772
Fair value of warrants allocated to proceeds of common stock				110,255		110,255
Fair value of warrants allocated to proceeds of related party debt				797,167		797,167
Fair value of beneficial conversion feature allocated to proceeds of related party debt				785,039		785,039
Consultant and director fees payable with common shares and warrants			157,819			157,819
Stock fees related to sales of common stock			6,000	(35,134)		(29,134)
Shares and options issued to employees			(283,869)	365,519		81,650
Shares and options issued to employees (in Shares)	50
Net loss					(6,131,479)	(6,131,479)
Balance at Dec. 31, 2024	$ 282	$ 2,750	161,632	44,870,742	(48,164,615)	(3,129,209)
Balance (in Shares) at Dec. 31, 2024	2,821,877	2,750,000
Balance at Mar. 31, 2024	$ 281	$ 2,750	54,570	43,584,747	(43,420,854)	221,494
Balance (in Shares) at Mar. 31, 2024	2,813,055	2,750,000
Sales of common stock				38,821		38,821
Sales of common stock (in Shares)	8,772
Fair value of warrants allocated to proceeds of common stock				11,178		11,178
Fair value of warrants allocated to proceeds of related party debt				364,422		364,422
Fair value of beneficial conversion feature allocated to proceeds of related party debt				392,905		392,905
Consultant and director fees payable with common shares and warrants			69,624			69,624
Shares and options issued to employees	$ 1		(13,320)	30,732		17,413
Shares and options issued to employees (in Shares)	50
Net loss					(1,540,436)	(1,540,436)
Balance at Jun. 30, 2024	$ 282	$ 2,750	110,874	44,422,805	(44,961,290)	(424,579)
Balance (in Shares) at Jun. 30, 2024	2,821,877	2,750,000
Fair value of warrants allocated to proceeds of related party debt				209,931		209,931
Fair value of beneficial conversion feature allocated to proceeds of related party debt				242,979		242,979
Consultant and director fees payable with common shares and warrants			33,635			33,635
Stock fees related to sales of common stock			3,000	(32,134)		(29,134)
Shares and options issued to employees				7,368		7,368
Net loss					(1,973,119)	(1,973,119)
Balance at Sep. 30, 2024	$ 282	$ 2,750	147,509	44,850,949	(46,934,409)	(1,932,919)
Balance (in Shares) at Sep. 30, 2024	2,821,877	2,750,000
Balance at Dec. 31, 2024	$ 282	$ 2,750	161,632	44,870,742	(48,164,615)	(3,129,209)
Balance (in Shares) at Dec. 31, 2024	2,821,877	2,750,000
Sales of common stock			3,245			3,245
Fair value of warrants allocated to proceeds of common stock				6,755		6,755
Stock fees related to sales of common stock			3,000	(3,000)
Fair value of warrants to extend related party debt				25,625		25,625
Shares and options issued to employees				7,126		7,126
Net loss					(1,050,939)	(1,050,939)
Balance at Mar. 31, 2025	$ 282	$ 2,750	167,877	44,907,248	(49,215,554)	(4,137,397)
Balance (in Shares) at Mar. 31, 2025	2,821,877	2,750,000
Balance at Dec. 31, 2024	$ 282	$ 2,750	161,632	44,870,742	(48,164,615)	(3,129,209)
Balance (in Shares) at Dec. 31, 2024	2,821,877	2,750,000
Net loss						(2,603,777)
Balance at Sep. 30, 2025	$ 285	$ 2,750	85,498	45,246,444	(50,768,392)	(5,433,415)
Balance (in Shares) at Sep. 30, 2025	2,847,873	2,750,000
Balance at Mar. 31, 2025	$ 282	$ 2,750	167,877	44,907,248	(49,215,554)	(4,137,397)
Balance (in Shares) at Mar. 31, 2025	2,821,877	2,750,000
Fair value of beneficial conversion feature allocated to proceeds of related party debt				58,725		58,725
Stock fees related to sales of common stock			3,000	(3,000)
Fair value of warrants to extend related party debt				22,126		22,126
Shares and options issued to employees				5,266		5,266
Net loss					(701,038)	(701,038)
Balance at Jun. 30, 2025	$ 282	$ 2,750	170,877	44,990,365	(49,916,592)	(4,752,318)
Balance (in Shares) at Jun. 30, 2025	2,821,877	2,750,000
Adjustment for reverse stock split
Sales of common stock			(3,245)	3,245
Sales of common stock (in Shares)	2,000
Fair value of warrants allocated to proceeds of common stock
Fair value of beneficial conversion feature allocated to proceeds of related party debt				41,812		41,812
Consultant and director fees payable with common shares and warrants	$ 2		(44,000)	84,688		40,690
Consultant and director fees payable with common shares and warrants (in Shares)	16,327
Stock fees related to sales of common stock	$ 1		(38,134)	38,133
Stock fees related to sales of common stock (in Shares)	7,669
Fair value of warrants to extend related party debt				25,875		25,875
Shares and options issued to employees				24,042		24,042
Fair value of stock options issued to reduce accounts payable				38,284		38,284
Net loss					(851,800)	(851,800)
Balance at Sep. 30, 2025	$ 285	$ 2,750	$ 85,498	$ 45,246,444	$ (50,768,392)	$ (5,433,415)
Balance (in Shares) at Sep. 30, 2025	2,847,873	2,750,000